Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [Abstract]
Schedule of analyzes non-derivative financial liabilities
	Less than one year	Between one to two years
	U.S. dollars in thousands

December 31, 2021:
Lease liabilities	365	197
IIA liability	-	182
Accounts payable and accruals	4,058	-
	4,423	379
December 31, 2020:
Contingent consideration	915	684
Lease liabilities	298	365
IIA liability	-	140
Accounts payable and accruals	1,632	-
	2,845	1,189

Schedule of financial assets at fair value through profit or loss
	December 31
	2021	2020
	U.S. dollars in thousands

Stocks	291	-
Global debentures	1,135	-
U.S. corporate debentures	1,624	-
U.S. government debentures	2,837	-
	5,887	-

Schedule of recognized in profit or loss
	Year ended December 31
	2021	2020
	U.S. dollars in thousands

Stocks investment	(61)	-
Debentures investment	(19)	-
	(80)	-

Schedule of fair value measurements based on unobservable data
	Contingent consideration	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Recognition of day 1 loss within profit or loss	-	328	328
Changes in fair value recognized within profit or loss	(684)	(1,288)	(1,972)
Balance as of December 31, 2021	-	488	488

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Initial recognition of financial liability	684	-	1,450	2,134
Conversion to equity of financial liability	-	(4,778)	-	(4,778)
Repayment of convertible debentures	-	(680)	-	(680)
Payment of contingent consideration	(1,600)	-	-	(1,600)
Recognition of day 1 loss within profit or loss	-	-	329	329
Changes in fair value recognized within profit or loss	345	(1,693)	(1,968)	(3,316)
Balance as of December 31, 2020	1,599	-	1,448	3,047

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,008	13,257	9,980	25,245
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion to equity of or other financial liability	-	(4,501)	(1,061)	(5,562)
Repayment of convertible debentures	-	(470)	-	(470)
Recognition of day 1 loss within profit or loss	-	4,198	2,551	6,749
Changes in fair value recognized within profit or loss	162	503	(4,977)	(4,312)
Balance as of December 31, 2019	2,170	7,151	1,637	10,958

Schedule of Financial instruments
Financial assets at amortized cost
U.S. dollars in thousands

December 31, 2021
Assets:
Cash and cash equivalents	3,828
Accounts receivable (excluding prepaid expenses)	1,848
Long-term restricted deposits	84
Long-term deposit	65
5,825

December 31, 2020
Assets:
Cash and cash equivalents	11,017
Accounts receivable (excluding prepaid expenses)	981
Long-term restricted deposits	89
Long-term deposit	50
12,137

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands

December 31, 2021
Liabilities:
Lease liabilities		562	562
Accounts payable and accruals	-	4,058	4,058
IIA liability	-	182	182
Derivative financial instruments	488	-	488
	488	4,802	5,290
December 31, 2020
Liabilities:
Contingent consideration	1,599	-	1,599
Lease liabilities	-	663	663
Accounts payable and accruals	-	1,632	1,632
IIA liability	-	140	140
Derivative financial instruments	1,448	-	1,448
	3,047	2,435	5,482

Schedule of binomial share price model
Year ended December 31,
	2021	2020
Risk-free interest rate	-	0.16% - 0.4%
Expected term (in years)	-	0.68 - 1.24
Expected volatility	-	84.52% - 125.97%

	Year ended December 31,
	2021	2020
Risk-free interest rate	0.83%	0.21%
Expected term (in years)	2.43	3.43
Expected volatility	104.07%	104.47%

Year ended December 31,
	2021	2020
Risk-free interest rate	0.95% - 1.15%	0.23% - 0.37%
Expected term (in years)	2.86 – 3.75	3.86 - 5.00
Expected volatility	99.93% - 101.72%	95.43% - 101.48%

	Year ended December 31,
	2021	2020
Risk-free interest rate	-	0.10%
Expected term (in years)	-	1.06
Expected volatility of revenue or both revenue and variable expenses	-	50.1%